Consolidated Schedule of Investments
September 30, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–2.00%(a)
U.S. Treasury Bills–2.00%
U.S. Treasury Bills(b)	4.59%	01/25/2024	$ 9,240	$ 9,083,340
Total U.S. Treasury Securities (Cost $9,107,538)				9,083,340
			Shares
Money Market Funds–89.97%(c)
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)			125,026,541	125,026,541
Invesco Government Money Market Fund, Cash Reserve Shares, 5.16%(d)			64,381,773	64,381,773
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.55%(d)			42,295,820	42,295,820
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 5.23%(d)			70,819,950	70,819,950
Invesco Treasury Obligations Portfolio, Institutional Class, 5.22%(d)			51,505,418	51,505,418
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)			45,512,009	45,512,009
Invesco V.I. Government Money Market Fund, Series I, 5.06%(d)			9,240,310	9,240,310
Total Money Market Funds (Cost $408,781,821)				408,781,821
Options Purchased–0.86%
(Cost $5,155,379)(e)				3,926,255
TOTAL INVESTMENTS IN SECURITIES–92.83% (Cost $423,044,738)				421,791,416
OTHER ASSETS LESS LIABILITIES–7.17%				32,570,371
NET ASSETS–100.00%				$454,361,787
Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$172,565,155	$302,635,213	$(350,173,827)	$-	$-	$125,026,541	$6,485,126
Invesco Government Money Market Fund, Cash Reserve Shares	30,163,298	57,193,313	(22,974,838)	-	-	64,381,773	1,355,352
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	36,783,443	8,369,112	(45,152,555)	-	-	-	58,546
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	254,736,109	(212,440,289)	-	-	42,295,820	2,116,475
Invesco Premier U.S. Government Money Portfolio, Institutional Class	101,216,220	61,983,062	(92,379,332)	-	-	70,819,950	3,677,321
Invesco Treasury Obligations Portfolio, Institutional Class	171,324,067	-	(119,818,649)	-	-	51,505,418	5,621,024
Invesco Treasury Portfolio, Institutional Class	84,365,155	313,077,996	(351,931,142)	-	-	45,512,009	3,091,479
Invesco V.I. Government Money Market Fund, Series I	16,640,310	9,240,310	(16,640,310)	-	-	9,240,310	545,810
Total	$613,057,648	$1,007,235,115	$(1,211,510,942)	$-	$-	$408,781,821	$22,951,133

(e)	The table below details options purchased.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	10/20/2023	35	EUR	3,200.00	EUR	1,120,000	$185
EURO STOXX 50 Index	Put	01/19/2024	35	EUR	3,900.00	EUR	1,365,000	20,685
EURO STOXX 50 Index	Put	05/17/2024	35	EUR	4,200.00	EUR	1,470,000	78,966
EURO STOXX 50 Index	Put	06/21/2024	35	EUR	4,250.00	EUR	1,487,500	93,842
EURO STOXX 50 Index	Put	07/19/2024	35	EUR	4,300.00	EUR	1,505,000	105,128
EURO STOXX 50 Index	Put	11/17/2023	35	EUR	3,500.00	EUR	1,225,000	2,146
EURO STOXX 50 Index	Put	12/15/2023	35	EUR	3,875.00	EUR	1,356,250	13,580
EURO STOXX 50 Index	Put	02/16/2024	35	EUR	4,100.00	EUR	1,435,000	43,072
EURO STOXX 50 Index	Put	03/15/2024	35	EUR	4,150.00	EUR	1,452,500	53,692
EURO STOXX 50 Index	Put	04/19/2024	35	EUR	4,200.00	EUR	1,470,000	66,792
EURO STOXX 50 Index	Put	08/16/2024	35	EUR	4,400.00	EUR	1,540,000	126,331
EURO STOXX 50 Index	Put	09/20/2024	35	EUR	4,200.00	EUR	1,470,000	96,321
FTSE 100 Index	Put	10/20/2023	19	GBP	6,800.00	GBP	1,292,000	695
FTSE 100 Index	Put	01/19/2024	19	GBP	7,450.00	GBP	1,415,500	28,166
FTSE 100 Index	Put	05/17/2024	19	GBP	7,800.00	GBP	1,482,000	77,312
FTSE 100 Index	Put	06/21/2024	19	GBP	7,575.00	GBP	1,439,250	63,750
FTSE 100 Index	Put	07/19/2024	19	GBP	7,575.00	GBP	1,439,250	66,416
FTSE 100 Index	Put	09/20/2024	19	GBP	7,500.00	GBP	1,425,000	69,314
FTSE 100 Index	Put	11/17/2023	19	GBP	7,050.00	GBP	1,339,500	4,405
FTSE 100 Index	Put	12/15/2023	19	GBP	7,450.00	GBP	1,415,500	22,255
FTSE 100 Index	Put	02/16/2024	19	GBP	7,650.00	GBP	1,453,500	49,957
FTSE 100 Index	Put	03/15/2024	19	GBP	7,800.00	GBP	1,482,000	69,893
FTSE 100 Index	Put	04/19/2024	19	GBP	7,575.00	GBP	1,439,250	50,421
FTSE 100 Index	Put	08/16/2024	19	GBP	7,500.00	GBP	1,425,000	65,373
MSCI Emerging Markets Index	Put	10/20/2023	25	USD	850.00	USD	2,125,000	1,500
MSCI Emerging Markets Index	Put	12/15/2023	25	USD	970.00	USD	2,425,000	87,375
MSCI Emerging Markets Index	Put	01/19/2024	25	USD	960.00	USD	2,400,000	85,750
MSCI Emerging Markets Index	Put	05/17/2024	25	USD	960.00	USD	2,400,000	124,625
MSCI Emerging Markets Index	Put	06/21/2024	25	USD	960.00	USD	2,400,000	135,125
MSCI Emerging Markets Index	Put	07/19/2024	25	USD	1,000.00	USD	2,500,000	192,375
MSCI Emerging Markets Index	Put	11/17/2023	25	USD	840.00	USD	2,100,000	5,625
MSCI Emerging Markets Index	Put	03/15/2024	25	USD	970.00	USD	2,425,000	116,125
MSCI Emerging Markets Index	Put	02/16/2024	25	USD	1,040.00	USD	2,600,000	213,625
MSCI Emerging Markets Index	Put	04/19/2024	25	USD	975.00	USD	2,437,500	134,625
MSCI Emerging Markets Index	Put	08/16/2024	25	USD	1,050.00	USD	2,625,000	272,625
MSCI Emerging Markets Index	Put	09/20/2024	25	USD	990.00	USD	2,475,000	213,875
Nikkei 225 Index	Put	12/08/2023	9	JPY	25,000.00	JPY	225,000,000	1,987
Nikkei 225 Index	Put	03/08/2024	9	JPY	24,250.00	JPY	218,250,000	8,130
Nikkei 225 Index	Put	06/14/2024	9	JPY	28,250.00	JPY	254,250,000	49,685
Nikkei 225 Index	Put	06/14/2024	9	JPY	29,750.00	JPY	267,750,000	73,474
Nikkei 225 Index	Put	09/13/2024	9	JPY	32,250.00	JPY	290,250,000	159,295
Nikkei 225 Index	Put	09/13/2024	9	JPY	31,250.00	JPY	281,250,000	129,483
Nikkei 225 Index	Put	09/13/2024	9	JPY	32,000.00	JPY	288,000,000	151,465
Nikkei 225 Index	Put	12/08/2023	9	JPY	26,250.00	JPY	236,250,000	3,011
Nikkei 225 Index	Put	12/08/2023	9	JPY	27,000.00	JPY	243,000,000	4,517
Nikkei 225 Index	Put	03/08/2024	9	JPY	26,000.00	JPY	234,000,000	14,153
Nikkei 225 Index	Put	03/08/2024	9	JPY	26,250.00	JPY	236,250,000	15,357
Nikkei 225 Index	Put	06/14/2024	9	JPY	27,000.00	JPY	243,000,000	36,436
S&P 500 Mini Index	Put	10/20/2023	25	USD	360.00	USD	900,000	463
S&P 500 Mini Index	Put	11/17/2023	25	USD	387.00	USD	967,500	3,475
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
S&P 500 Mini Index	Put	12/15/2023	25	USD	410.00	USD	1,025,000	$13,975
S&P 500 Mini Index	Put	01/19/2024	25	USD	390.00	USD	975,000	10,813
S&P 500 Mini Index	Put	03/15/2024	25	USD	400.00	USD	1,000,000	20,213
S&P 500 Mini Index	Put	07/19/2024	25	USD	453.00	USD	1,132,500	71,513
S&P 500 Mini Index	Put	02/16/2024	25	USD	410.00	USD	1,025,000	21,875
S&P 500 Mini Index	Put	04/19/2024	25	USD	415.00	USD	1,037,500	31,500
S&P 500 Mini Index	Put	05/17/2024	25	USD	420.00	USD	1,050,000	37,663
S&P 500 Mini Index	Put	06/21/2024	25	USD	425.00	USD	1,062,500	44,175
S&P 500 Mini Index	Put	08/16/2024	25	USD	466.00	USD	1,165,000	88,275
S&P 500 Mini Index	Put	09/20/2024	25	USD	460.00	USD	1,150,000	83,375
Total Index Options Purchased								$3,926,255

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	112	November-2023	$10,120,320	$238,012	$238,012
Gasoline Reformulated Blendstock Oxygenate Blending	119	October-2023	11,992,701	(1,074,680)	(1,074,680)
New York Harbor Ultra-Low Sulfur Diesel	96	November-2023	12,732,250	2,880,377	2,880,377
Silver	66	December-2023	7,408,500	(220,844)	(220,844)
WTI Crude	67	November-2023	5,949,600	309,915	309,915
Subtotal				2,132,780	2,132,780
Equity Risk
E-Mini Russell 2000 Index	448	December-2023	40,288,640	(1,705,738)	(1,705,738)
EURO STOXX 50 Index	127	December-2023	5,644,743	(97,836)	(97,836)
FTSE 100 Index	10	December-2023	935,939	13,096	13,096
Nikkei 225 Index	99	December-2023	21,106,397	(630,365)	(630,365)
Subtotal				(2,420,843)	(2,420,843)
Interest Rate Risk
Australia 10 Year Bonds	465	December-2023	33,476,696	(872,017)	(872,017)
Canada 10 Year Bonds	411	December-2023	34,837,791	(845,834)	(845,834)
Euro-Bund	401	December-2023	54,537,865	(1,090,231)	(1,090,231)
Japan 10 Year Bonds	80	December-2023	77,601,713	(596,054)	(596,054)
Long Gilt	285	December-2023	32,742,114	(110,020)	(110,020)
U.S. Treasury Long Bonds	301	December-2023	34,248,156	(1,722,226)	(1,722,226)
Subtotal				(5,236,382)	(5,236,382)
Subtotal—Long Futures Contracts				(5,524,445)	(5,524,445)
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	6	December-2023	(1,297,650)	53,976	53,976
MSCI Emerging Markets Index	4	December-2023	(191,100)	5,553	5,553
Subtotal—Short Futures Contracts				59,529	59,529
Total Futures Contracts				$(5,464,916)	$(5,464,916)

(a)	Futures contracts collateralized by $23,861,282 cash held with Goldman Sachs International, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Cargill, Inc.	Receive	Cargill Live Cattle Index	0.21%	Monthly	300	August—2024	USD	31,535	$—	$241	$241
Cargill, Inc.	Receive	Cargill Sugar Index	0.20	Monthly	9,950	February—2024	USD	5,752,733	—	2,170	2,170
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	28,000	February—2024	USD	12,155,371	—	179,684	179,684
Macquarie Bank Ltd	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	131,800	February—2024	USD	6,736,258	—	307,845	307,845
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.12	Monthly	35,300	July—2024	USD	7,075,574	—	0	0
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	40,500	February—2024	USD	2,157,881	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	32,200	September—2024	USD	3,594,476	—	190,666	190,666
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	25,200	June—2024	USD	1,992,700	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	28,500	February—2024	USD	2,774,880	—	0	0
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	65,000	July—2024	USD	6,675,656	—	347,542	347,542
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28	Monthly	34,200	February—2024	USD	4,796,858	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.20	Monthly	16,400	February—2024	USD	3,469,881	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	22,700	February—2024	USD	3,183,938	—	0	0
Subtotal — Appreciation									—	1,028,148	1,028,148
Commodity Risk
Barclays Bank PLC	Receive	Barclays Commodity Strategy 1452 Excess Return Index	0.17	Monthly	13,700	June—2024	USD	9,419,135	—	(166,147)	(166,147)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	2,990	February—2024	USD	3,585,725	—	(99,687)	(99,687)
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19	Monthly	7,800	February—2024	USD	3,278,790	—	(159,629)	(159,629)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	91,300	February—2024	USD	9,338,666	—	(83,969)	(83,969)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	16,000	February—2024	USD	2,355,925	—	(181,854)	(181,854)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index	0.28	Monthly	16,000	February—2024	USD	2,765,224	—	(19,846)	(19,846)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14%	Monthly	16,300	February—2024	USD	3,916,608	$—	$(229,251)	$(229,251)
Cargill, Inc.	Receive	Cargill Coffee Front Index	0.20	Monthly	2,800	July—2024	USD	416,786	—	(20,731)	(20,731)
Cargill, Inc.	Receive	Cargill Lean Hog Index	0.21	Monthly	500	August—2024	USD	29,919	—	(1,075)	(1,075)
Cargill, Inc.	Receive	Cargill Soybean Oil Index	0.24	Monthly	15,500	February—2024	USD	3,280,711	—	(344,483)	(344,483)
Cargill, Inc.	Receive	Cargill Wheat Index	0.22	Monthly	11,500	July—2024	USD	621,831	—	(68,923)	(68,923)
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	8,100	February—2024	USD	4,137,015	—	(238,660)	(238,660)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18	Monthly	9,000	February—2024	USD	289,931	—	(5,665)	(5,665)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	20,900	February—2024	USD	3,204,858	—	(261,010)	(261,010)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	49,700	November—2023	USD	6,627,296	—	(270,795)	(270,795)
Macquarie Bank Ltd	Receive	Macquarie Soybean Meal A Excess Return Index	0.17	Monthly	12,850	February—2024	USD	5,375,966	—	(118,607)	(118,607)
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	3,040	January—2024	USD	2,419,219	3,633	(4,103)	(7,736)
Subtotal — Depreciation									3,633	(2,274,435)	(2,278,068)
Total — Total Return Swap Agreements									$3,633	$(1,246,287)	$(1,249,920)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,648,642.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.640%	Monthly	1,500	March—2024	USD	2,794,800	$—	$(26,610)	$(26,610)
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.001%	Monthly	2,230	March—2024	EUR	6,967,434	—	(102,393)	(102,393)
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	1 mo. EURIBOR + 0.000%	Monthly	2,250	January—2024	EUR	9,155,002	—	(266,633)	(266,633)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.330%	Monthly	151,780	February—2024	JPY	496,599,875	—	(43,135)	(43,135)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.330%	Monthly	185,593	February—2024	JPY	607,230,601	—	(52,744)	(52,744)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.370%	Monthly	26,250	January—2024	JPY	85,885,800	—	(7,460)	(7,460)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
BNP Paribas S.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.370%	Monthly	158,750	January—2024	JPY	519,404,600	$—	$(45,116)	$(45,116)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.019%	Monthly	312,044	February—2024	JPY	960,165,629	—	(133,533)	(133,533)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.020%	Monthly	218,065	February—2024	JPY	670,990,366	—	(93,317)	(93,317)
BNP Paribas S.A.	Receive	MSCI Japan Quality Index	TONAR - 0.220%	Monthly	364,891	January—2024	JPY	1,122,776,905	—	(156,148)	(156,148)
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.190%	Monthly	450	May—2024	GBP	2,317,739	—	(6,933)	(6,933)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.330%	Monthly	290	February—2024	GBP	1,826,150	—	(11,456)	(11,456)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.245%	Monthly	548	January—2024	GBP	3,759,406	—	(6,408)	(6,408)
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.340%	Monthly	120	January—2024	GBP	823,228	—	(1,403)	(1,403)
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.120%	Monthly	300	January—2024	EUR	954,003	—	(31,410)	(31,410)
Citibank, N.A.	Receive	MSCI EMU Momentum Index	1 mo. EURIBOR - 0.180%	Monthly	1,750	January—2024	EUR	9,286,737	—	(266,442)	(266,442)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.350%	Monthly	237,627	January—2024	JPY	777,477,524	—	(67,532)	(67,532)
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR - 0.375%	Monthly	110,000	January—2024	JPY	359,902,400	—	(31,261)	(31,261)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	160	January—2024	USD	1,062,008	—	(26,385)	(26,385)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.580%	Monthly	220	January—2024	USD	1,460,261	—	(36,279)	(36,279)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	1,896	February—2024	USD	12,584,795	—	(312,661)	(312,661)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.680%	Monthly	1,264	February—2024	USD	8,389,863	$—	$(208,441)	$(208,441)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	70	November—2023	USD	537,230	—	(16,129)	(16,129)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.280%	Monthly	860	November—2023	USD	6,600,251	—	(198,155)	(198,155)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.270%	Monthly	520	October—2023	USD	5,526,576	—	(200,223)	(200,223)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	80	October—2023	USD	850,242	—	(30,803)	(30,803)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 0.520%	Monthly	70	February—2024	USD	743,962	—	(26,953)	(26,953)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.280%	Monthly	960	November—2023	USD	6,106,714	—	(219,764)	(219,764)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.540%	Monthly	170	November—2023	USD	1,081,397	—	(38,917)	(38,917)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.240%	Monthly	1,330	May—2024	GBP	6,850,205	—	(20,492)	(20,492)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.190%	Monthly	1,170	November—2023	GBP	7,367,572	—	(46,219)	(46,219)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.200%	Monthly	60	October—2023	GBP	411,614	—	(702)	(702)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.300%	Monthly	200	January—2024	GBP	1,372,046	—	(2,339)	(2,339)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	2,299	February—2024	USD	4,283,497	$—	$(40,784)	$(40,784)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.690%	Monthly	2,396	March—2024	USD	4,464,227	—	(42,505)	(42,505)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	1 mo. EURIBOR - 0.005%	Monthly	400	January—2024	EUR	1,272,004	—	(41,880)	(41,880)
Merrill Lynch International	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.260%	Monthly	412	January—2024	GBP	2,826,415	—	(4,818)	(4,818)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.530%	Monthly	1,950	November—2023	USD	3,633,240	—	(34,593)	(34,593)
Merrill Lynch International	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.570%	Monthly	4,505	February—2024	USD	8,393,716	—	(79,919)	(79,919)
Total — Total Return Swap Agreements									$—	$(2,978,895)	$(2,978,895)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $4,648,642.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Cargill Live Cattle Index
	Long Futures Contracts
	Live Cattle	100%
Cargill Sugar Index
	Long Futures Contracts
	Sugar	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100%
Barclays Commodity Strategy 1452 Excess Return Index
	Long Futures Contracts
	Copper	100%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Soybean Oil	100%
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Index
	Long Futures Contracts
	Cotton	100%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Cargill Coffee Front Index
	Long Futures Contracts
	Coffee	100%
Cargill Lean Hog Index
	Long Futures Contracts
	Lean Hogs	100%
Cargill Soybean Oil Index
	Long Futures Contracts
	Soybean Oil	100%
Cargill Wheat Index
	Long Futures Contracts
	Wheat	100%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean	100%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100%
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Soybean Meal A Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%

Abbreviations:
EMU	—European Economic and Monetary Union
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$9,083,340	$—	$9,083,340
Money Market Funds	408,781,821	—	—	408,781,821
Options Purchased	3,926,255	—	—	3,926,255
Total Investments in Securities	412,708,076	9,083,340	—	421,791,416
Other Investments - Assets*
Futures Contracts	3,500,929	—	—	3,500,929
Swap Agreements	—	1,028,148	—	1,028,148
	3,500,929	1,028,148	—	4,529,077
Other Investments - Liabilities*
Futures Contracts	(8,965,845)	—	—	(8,965,845)
Swap Agreements	—	(5,256,963)	—	(5,256,963)
	(8,965,845)	(5,256,963)	—	(14,222,808)
Total Other Investments	(5,464,916)	(4,228,815)	—	(9,693,731)
Total Investments	$407,243,160	$4,854,525	$—	$412,097,685

*	Unrealized appreciation (depreciation).
Invesco V.I. Balanced-Risk Allocation Fund